Fair Value Measurements - Schedule of changes in fair value of warrant liabilities (Q1) (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Change in fair value of warrant liabilities		$ (4,358,333)	$ 348,666	$ 2,963,666
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance		13,915,000
Change in fair value		(2,875,000)
Initial measurement on March 18, 2021				11,960,000
Change in fair value of warrant liabilities				1,955,000
Fair value ending balance		11,040,000		13,915,000
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance		7,238,666
Change in fair value		(1,483,333)
Initial measurement on March 18, 2021				6,230,000
Change in fair value of warrant liabilities				1,008,666
Fair value ending balance		5,755,333		7,238,666
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value opening balance		21,153,666
Change in fair value		(4,358,333)
Initial measurement on March 18, 2021				18,190,000
Change in fair value of warrant liabilities				2,963,666
Fair value ending balance		$ 16,795,333		$ 21,153,666